Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Property, Plant and Equipment:
Accumulated depreciation	$ (2,813)	$ (2,878)
Property, plant and equipment, net	1,285	1,324
Land
Property, Plant and Equipment:
Property, plant and equipment	35	35
Buildings
Property, Plant and Equipment:
Property, plant and equipment	377	348
Subscriber systems
Property, Plant and Equipment:
Property, plant and equipment	2,414	2,588
Machinery and equipment
Property, Plant and Equipment:
Property, plant and equipment	1,205	1,131
Construction in progress
Property, Plant and Equipment:
Property, plant and equipment	$ 67	$ 100